Contract liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract liabilities
24.	Contract liabilities

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Unfulfilled service-type maintenance services	179,723	209,773	33,180
Advance from customer	755,739	432,659	68,435

Total	935,462	642,432	101,615

Current	868,193	573,259	90,674
Non-current	67,269	69,173	10,941

Total contract liabilities (Note 6.2)	935,462	642,432	101,615